Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Jun-22	Distribution Date	15-Jul-22
Collection Period End	30-Jun-22	30/360 Days	30
Beg. of Interest Period	15-Jun-22	Actual/360 Days	30
End of Interest Period	15-Jul-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	267,530,415.34	223,549,982.68	0.1484356
Total Securities		1,506,039,779.14	267,530,415.34	223,549,982.68	0.1484356
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	1.454000%	50,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.840000%	436,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.880000%	107,500,000.00	18,990,636.20	0.00	0.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	223,549,982.68	0.8994535

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	18,990,636.20	29,752.00	176.6570809	0.2767628
Certificates	24,989,796.46	0.00	100.5464660	0.0000000
Total Securities	43,980,432.66	29,752.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					3,830,176.49
Monthly Interest					1,757,413.24

Total Monthly Payments					5,587,589.73
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					320,681.57
Aggregate Sales Proceeds Advance					483,637.71

Total Advances					804,319.28
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					48,451,237.08
Excess Wear and Tear and Excess Mileage					4,558.82
Remaining Payoffs					0.00
Net Insurance Proceeds					539,652.08
Residual Value Surplus					297,947.15

Total Collections					55,685,304.14

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		262,902.00			10
Involuntary Repossession		53,503.00			3
Voluntary Repossession		28,064.00			1
Full Termination		700,497.00			27
Bankruptcty		—			—
Insurance Payoff			539,652.08		20
Customer Payoff				6,368,571.94	389
Grounding Dealer Payoff				41,252,188.89	2,346
Dealer Purchase				—	—

Total		1,044,966.00	539,652.08	47,620,760.83	2,796

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	17,163	328,375,589.24	7.00000%	267,530,415.34
Total Depreciation Received		(4,977,728.54)		(3,759,359.25)
Principal Amount of Gross Losses	(30)	(571,146.52)		(475,711.72)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(16,458.84)		(13,091.75)
Scheduled Terminations	(2,777)	(48,419,411.98)		(39,732,269.94)

Pool Balance - End of Period	14,355	274,390,843.36		223,549,982.68
Remaining Pool Balance
Lease Payment				16,949,719.58
Residual Value				206,600,263.10

Total				223,549,982.68

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	55,685,304.14
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	55,685,304.14
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	387,223.13
3. Reimbursement of Sales Proceeds Advance	359,834.51
4. Servicing Fee:
Servicing Fee Due	222,942.01
Servicing Fee Paid	222,942.01
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	969,999.65
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	29,752.00
Class A-4 Notes Monthly Interest Paid	29,752.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	29,752.00
Total Note and Certificate Monthly Interest Paid	29,752.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	54,685,552.49
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,990,636.20
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	18,990,636.20
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	24,989,796.46
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	24,989,796.46
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	10,705,119.83

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			3,765,099.45
Beginning Reserve Account Balance			3,765,099.45
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			3,765,099.45
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			10,705,119.83
Gross Reserve Account Balance			14,470,219.28
Remaining Available Collections Released to Seller			10,705,119.83
Total Ending Reserve Account Balance			3,765,099.45

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.00
Monthly Prepayment Speed			88%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		701,861.06
Securitization Value of Defaulted Receivables and Casualty Receivables		475,711.72	30
Aggregate Defaulted and Casualty Gain (Loss)		226,149.34
Pool Balance at Beginning of Collection Period		267,530,415.34
Net Loss Ratio
Current Collection Period		0.0845%
Preceding Collection Period		0.1137%
Second Preceding Collection Period		0.1080%
Third Preceding Collection Period		0.1321%
Cumulative Net Losses for all Periods		-0.4361%	(6,567,313.19)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.79%	2,118,266.51	150
61-90 Days Delinquent	0.22%	592,229.51	41
91-120 Days Delinquent	0.05%	126,357.18	7
More than 120 Days	0.02%	52,632.40	4

Total Delinquent Receivables:	1.06%	2,889,485.60	202

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.30%
Preceding Collection Period		0.27%	0.27%
Second Preceding Collection Period		0.19%	0.21%
Third Preceding Collection Period		0.16%	0.18%
60 Day Delinquent Receivables		907,879.06
Delinquency Percentage		0.34%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		963,399.00	37
Securitization Value		665,451.85	37

Aggregate Residual Value Surplus (Loss)		297,947.15

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		208,959,779.70	10,629
Cumulative Securitization Value		172,422,358.40	10,629

Cumulative Residual Value Surplus (Loss)		36,537,421.30

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			385,722.51
Reimbursement of Outstanding Advance			359,834.51
Additional Advances for current period			483,637.71

Ending Balance of Residual Advance			509,525.71

Beginning Balance of Payment Advance			777,535.65
Reimbursement of Outstanding Payment Advance			387,223.13
Additional Payment Advances for current period			320,681.57

Ending Balance of Payment Advance			710,994.09

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO